Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.8%
	AUSTRIA — 0.9%
2,665	DO & Co. A.G.	$371,539
	BRAZIL — 6.4%
139,731	Cury Construtora e Incorporadora S.A.	521,763
210,745	Dexco S.A.	329,236
24,340	Hypera S.A.	155,883
88,552	SLC Agricola S.A.	341,382
84,946	Smartfit Escola de Ginastica e Danca S.A.	415,780
176,471	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	291,008
63,799	Vivara Participacoes S.A.	435,251
		2,490,303
	CHINA — 9.2%
136,523	China International Capital Corp. Ltd. - Class H [1]	162,277
217,392	ENN Natural Gas Co., Ltd. - Class A	529,019
671,400	Focus Media Information Technology Co., Ltd. - Class A	528,864
143,365	Haitian International Holdings Ltd.	319,115
492,785	Maoyan Entertainment *,1	537,884
53,500	Ningbo Tuopu Group Co., Ltd. - Class A	363,469
274,240	Tongcheng Travel Holdings Ltd. *	559,407
429,165	Topsports International Holdings Ltd. [1]	278,178
233,670	Yadea Group Holdings Ltd. [1]	320,383
		3,598,596
	COLOMBIA — 0.6%
27,260	Geopark Ltd.	239,615
	CZECH — 0.9%
303,075	WAG Payment Solutions PLC *	344,133
	HONG KONG — 0.4%
71,858	China Mengniu Dairy Co., Ltd. *	159,216
	INDIA — 17.2%
62,105	360 ONE WAM Ltd.	464,086
99,116	Aegis Logistics Ltd.	450,681
12,610	Angel One Ltd.	497,574
79,656	Aster DM Healthcare Ltd. *,1	423,240
39,294	Brigade Enterprises Ltd.	485,699
27,155	Cholamandalam Financial Holdings Ltd.	386,632
17,515	Cyient Ltd.	416,664
16,246	Dalmia Bharat Ltd.	445,856
218,189	EPL Ltd.	530,855
356,239	Federal Bank Ltd.	631,845
256,527	India Grid Trust [1]	419,061
13,554	KEI Industries Ltd.	522,304
22,844	Mahindra & Mahindra Ltd.	454,254

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
107,185	SIS Ltd. *	$629,378
		6,758,129
	INDONESIA — 4.3%
7,089,770	Ace Hardware Indonesia Tbk P.T.	381,680
1,425,184	Bank Negara Indonesia Persero Tbk P.T.	518,504
3,373,667	Mitra Adiperkasa Tbk P.T.	417,858
13,435,513	Pakuwon Jati Tbk P.T.	357,540
		1,675,582
	LUXEMBOURG — 1.4%
15,180	Befesa S.A. [1]	533,456
	MEXICO — 2.9%
108,320	Corp Inmobiliaria Vesta S.A.B. de C.V.	411,907
389,287	Genomma Lab Internacional S.A.B. de C.V. - Class B	319,364
216,880	Grupo Traxion S.A.B. de C.V. *,1	396,172
		1,127,443
	PHILIPPINES — 1.3%
41,392	Ayala Corp.	498,740
	POLAND — 1.5%
3,515	Dino Polska S.A. *,1	379,361
9,462	Text S.A.	229,213
		608,574
	SAUDI ARABIA — 1.4%
10,401	Leejam Sports Co. JSC	535,845
	SINGAPORE — 0.6%
9,470	Karooooo Ltd.	236,655
	SOUTH AFRICA — 4.7%
346,165	Advtech Ltd.	497,104
27,450	Anglogold Ashanti Plc	491,220
20,801	Bid Corp. Ltd.	504,546
239,486	Super Group Ltd.	358,158
		1,851,028
	SOUTH KOREA — 11.1%
28,275	Cheil Worldwide, Inc.	389,159
5,667	Dentium Co., Ltd. *	479,341
7,851	Doosan Bobcat, Inc.	298,998
17,320	Duk San Neolux Co., Ltd. *	499,351
14,130	Fila Holdings Corp.	430,456
3,449	Hansol Chemical Co., Ltd. *	516,232

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
5,207	KIWOOM Securities Co., Ltd. *	$376,361
6,862	Samsung Electro-Mechanics Co., Ltd.	713,655
3,147	Soulbrain Co., Ltd. *	634,558
		4,338,111
	TAIWAN — 18.9%
79,980	Chroma ATE, Inc.	511,176
27,297	Elite Material Co., Ltd.	401,010
88,975	Ennoconn Corp.	765,065
65,400	Gold Circuit Electronics Ltd.	478,548
14,640	King Slide Works Co., Ltd.	486,177
171,370	King Yuan Electronics Co., Ltd.	457,767
133,981	Lite-On Technology Corp.	463,991
15,524	Lotes Co., Ltd.	489,718
250,990	Nanya Technology Corp.	550,488
41,890	Nien Made Enterprise Co., Ltd.	447,819
183,690	Powertech Technology, Inc.	852,816
47,790	Sporton International, Inc.	353,824
40,747	Universal Vision Biotechnology Co., Ltd.	357,379
45,493	Yageo Corp.	800,182
		7,415,960
	THAILAND — 2.1%
262,561	Hana Microelectronics PCL	352,058
3,624,523	WHA Corp. PCL	483,287
		835,345
	TURKEY — 1.4%
42,920	BIM Birlesik Magazalar A.S.	538,214
	UNITED ARAB EMIRATES — 1.4%
271,438	Emaar Properties PJSC	548,803
	UNITED STATES — 2.2%
53,940	Kosmos Energy Ltd. *	326,876
198,010	Samsonite International S.A. *,1	552,787
		879,663
	Total Common Stocks
	(Cost $30,627,029)	35,584,950

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.3%
$904,381	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	$904,381
	Total Short-Term Investments
	(Cost $904,381)	904,381
	TOTAL INVESTMENTS — 93.1%
	(Cost $31,531,410)	36,489,331
	Other Assets in Excess of Liabilities — 6.9%	2,702,943
	TOTAL NET ASSETS — 100.0%	$39,192,274

PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,002,799, which represents 10.21% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.